Sale of Net Operating Losses	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Sale of Net Operating Losses

Note 15. Sale of Net Operating Losses

On April 4, 2019, the Company sold $11,638,516 of gross State of New Jersey NOL’s relating to the 2017 tax year as well as $71,968 of state research and development tax credits. The sale resulted in the net receipt by the Company of approximately $512,000, which is included in the income tax benefit line on the Condensed Consolidated Statements of Operations and Other Loss for the three and six months ended June 30, 2019.